Document and Entity Information	12 Months Ended
Dec. 31, 2013
Document and Entity Information [Abstract]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	EKSO BIONICS HOLDINGS, INC.
Entity Central Index Key	0001549084
Document Period End Date	Dec. 31, 2013
Entity Filer Category	Smaller Reporting Company